ORGANIZATION (Schedule of Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2021
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
BT Mining Limited [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 19, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 18, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Star Light Inc
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jan. 29, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Skill Esport Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 23, 2018
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Summit Bend US Corporation [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 22, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Star Light Ohio I Corporation [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Star Light Ohio II Corporation [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Asgard Data Centers LLC [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 16, 2021
Place of establishment	USA
Percentage of ownership by the Company	55.00%
Principal activities	Data Center Service
Alliance International Technologies Limited [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 11, 2020
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Hong Kong Sunstar Technology Co., Limited[Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 09, 2020
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Mining pool service
E-Sun Kazakhstan Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 23, 2021
Place of establishment	Kazakhstan
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
B.C.Ltd 1324492 [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 16, 2021
Place of establishment	Canada
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Multi Group Ltd "The Multi Group" or "TMG" [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 26, 2015
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multilotto UK Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Wasp Media Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 12, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Round Spot Services Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 06, 2015
Place of establishment	Cyprus
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
FMulti Pay N.V [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 25, 2011
Place of establishment	Curacao
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Oddson Europe Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jan. 10, 2018
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Beijing Guixinyanghang Technology Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 12, 2020
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Loto Interactive Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Nov. 26, 1998
Place of establishment	Cayman Islands
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Brighten Express Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 01, 2016
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Rising Move International Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 25, 2007
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Interactive Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 08, 2015
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Technology Service
Precious Success Holdings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 10, 2007
Place of establishment	BVI
Percentage of ownership by the Company	30.49%
Principal activities	Investment Holding
PAL Development Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 17, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	30.49%
Principal activities	Investment Holding
Global Score Asia Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 18, 2005
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Trade Express Services Inc.
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Nov. 03, 2003
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Rise Accord Holdings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 30, 2013
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
China Excellent Net Technology
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 02, 2009
Place of establishment	Hong Kong
Percentage of ownership by the Company	56.80%
Principal activities	Investment Holding
Hong Kong Interactive Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 23, 2018
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Technology Service
Virtual Asset Ratings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 26, 2018
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Technology Service
Loto Interactive Information
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 14, 2017
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Shenzhen Lewanwuxian Information
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 05, 2018
Place of establishment	PRC
Percentage of ownership by the Company	30.49%
Principal activities	Online Gaming
Interactive Medical Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 21, 2019
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Interactive Medical Lab Corporation
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 25, 2019
Place of establishment	USA
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Might Winner Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 09, 2019
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
H.K CB. Cute Technology Co., Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 24, 2012
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Shenzhen Quanjing Financial Leasing Co., Ltd
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 12, 2016
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Investment Holding
Ganzi Changhe Hydropower
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 25, 2019
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 21, 2019
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jan. 10, 2019
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd.
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 01, 2017
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Data Analysis and Storage Service
GreenTech Ltd.
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 01, 2021
Place of establishment	Kazakhstan
Percentage of ownership by the Company	30.49%
Principal activities	Data Analysis and Storage Service